Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 130	$ 2,724
Less current portion	120	1,235
Long-term portion	10	1,489
Various equipment notes payable to banks
Debt Instrument [Line Items]
Total	130	270
Various equipment notes payable to banks | Minimum
Debt Instrument [Line Items]
Monthly installments amount	$ 1	$ 1
Debt interest rate	6.255%	6.255%
Various equipment notes payable to banks | Maximum
Debt Instrument [Line Items]
Monthly installments amount	$ 2	$ 2
Debt interest rate	12.18%	12.18%
Note payable to bank
Debt Instrument [Line Items]
Total		$ 2,454
Monthly installments amount	$ 91	$ 91
Prime rate interest	6.00%	6.00%
Note payable to bank | Prime Rate [Member]
Debt Instrument [Line Items]
Variable rate of debt	1.00%	1.00%